UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 39th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John T. Lykouretzos
Title:    Managing Member
Phone:    (646) 428-0900


Signature, Place and Date of Signing:


/s/John T. Lykouretzos         New York, New York             August [ ], 2007
----------------------         ------------------           --------------------
     [Signature]                 [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total: $1,720,937
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F      File Number                           Name

1)        028-11651                             Hoplite Partners, L.P.
2)        028-11652                             Hoplite Offshore Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7     COLUMN 8

                                TITLE                       VALUE      SHRS OR    SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP       (X$1000)   PRN AMT    PRN CALL   DISCRETION  MGRS   SOLE  SHARED   NONE
--------------                  --------        -----       --------   -------    --- ----   ----------  ----   ----  ------   ----
ADVANCE AUTO PARTS INC          COM             00751Y106    97,614    2,408,434  SH         SHARED      1,2          2,408,434
ALTRIA GROUP INC                COM             02209S103    61,373      875,000  SH         SHARED      1,2            875,000
BERKSHIRE HATHAWAY INC DEL      CL A            084670108       219            2  SH         SHARED      1,2                  2
CENTEX CORP                     COM             152312104    13,012      324,500  SH         SHARED      1,2            324,500
CSX CORP                        COM             126408103    77,033    1,708,800  SH         SHARED      1,2          1,708,800
COMPTON PETE CORP               COM             204940100    64,130    6,445,200  SH         SHARED      1,2          6,445,200
COUNTRYWIDE FINANCIAL CORP      COM             222372104    79,970    2,200,000  SH  PUT    SHARED      1,2          2,200,000
DELTA AIR LINES INC DEL         COM NEW         247361702    15,760      800,000  SH         SHARED      1,2            800,000
DST SYS INC DEL                 COM             233326107    94,281    1,190,267  SH         SHARED      1,2          1,190,267
ENCANA CORP                     COM             292505104    43,015      700,000  SH  PUT    SHARED      1,2            700,000
EQUITABLE RES INC               COM             294549100    13,337      269,100  SH         SHARED      1,2            269,100
FIDELITY NATL INFORMATION SV    COM             31620M106    70,347    1,296,000  SH         SHARED      1,2          1,296,000
FIDELITY NATIONAL FINANCIAL     CL A            31620R105    35,702    1,506,420  SH         SHARED      1,2          1,506,420
GATEHOUSE MEDIA INC             COM             367348109    14,734      794,300  SH         SHARED      1,2            794,300
GOLDMAN SACHS GROUP INC         COM             38141G104   195,075      900,000  SH  PUT    SHARED      1,2            900,000
GOOGLE INC                      CL A            38259P508    72,708      139,100  SH         SHARED      1,2            139,100
GUITAR CTR MGMT INC             COM             402040109   108,548    1,814,884  SH         SHARED      1,2          1,814,884
ILLUMINA INC                    COM             452327109    16,236      400,000  SH         SHARED      1,2            400,000
JETBLUE AWYS CORP               COM             477143101    29,798    2,536,000  SH         SHARED      1,2          2,536,000
LANDAMERICA FINL GROUP INC      COM             514936103   119,127    1,234,600  SH         SHARED      1,2          1,234,600
LEVEL 3 COMMUNICATIONS INC      COM             52729N100    11,700    2,000,000  SH         SHARED      1,2          2,000,000
LIBERTY MEDIA HLDG CORP         INT COM SER A   53071M104    56,427    2,526,955  SH         SHARED      1,2          2,526,955
M D C HLDGS INC                 COM             552676108    20,257      418,872  SH         SHARED      1,2            418,872
M/I HOMES INC                   COM             55305B101    16,891      635,000  SH         SHARED      1,2            635,000
MACYS INC                       COM             55616P104    33,678      846,598  SH         SHARED      1,2            846,598
MASTERCARD INC                  CL A            57636Q104    25,913      156,222  SH         SHARED      1,2            156,222
NATIONAL CINEMEDIA INC          COM             635309107    31,284    1,116,900  SH         SHARED      1,2          1,116,900
NATIONAL FUEL GAS CO N J        COM             636180101    15,519      358,320  SH         SHARED      1,2            358,320
NUTRI SYS INC NEW               COM             67069D108    48,895      700,000  SH  PUT    SHARED      1,2            700,000
PILGRIMS PRIDE CORP             COM             721467108    30,345      795,000  SH         SHARED      1,2            795,000
RANGE RES CORP                  COM             75281A109    19,902      532,000  SH         SHARED      1,2            532,000
SCHWAB CHARLES CORP NEW         COM             808513105    82,884    4,039,164  SH         SHARED      1,2          4,039,164
SOUTHWEST AIRLS CO              COM             844741108    33,762    2,264,400  SH         SHARED      1,2          2,264,400
TESCO CORP                      COM             88157K101    63,121    2,001,300  SH         SHARED      1,2          2,001,300
WCI CMNTYS INC                  COM             92923C104     8,340      500,000  SH  PUT    SHARED      1,2            500,000


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